DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DESCRIPTION OF BUSINESS
1. DESCRIPTION OF BUSINESS

nDivision Inc. (“nDivision” or the “Company”) was incorporated under the laws of the state of Texas. nDivision’s registered office is located at 7301 N. State Highway 161, Suite 100, Irving, TX, 75039. The Company provides managed IT services and project-based professional services in the information technology industry, selling its services directly to customers and through global service providers (GSP). The Company operates in most states of the United States of America.

nDivision Inc. (“nDivision” or the “Company”) was incorporated under the laws of the state of Texas. nDivision’s registered office is located at located at 7301 N. State Highway 161, Suite 100, Irving, TX, 75039. The Company provides managed IT services and project-based professional services in the information technology industry, selling its services directly to customers and through global service providers (GSP). The Company operates in most states of the United States of America.

On February 13, 2018, Go2Green Landscaping, Inc., a Nevada corporation (the “Registrant”) executed an Agreement and Plan of Merger (the “Merger Agreement”) with nDivision Inc., and NDI Acquisition Corp., a Delaware corporation and wholly-owned subsidiary of the Registrant (“Acquisition”) whereby Acquisition was merged with and into nDivision (the “Merger”) in consideration for Twenty Seven Million Five Hundred Thousand (27,500,000) newly-issued shares of Common Stock of the Company (the “Merger Shares”).

As a result of the Merger, nDivision became a wholly-owned subsidiary of the Registrant and following the consummation of the Merger and giving effect to the issuance of the Merger Shares and the retirement of 10,000,000 shares of the then 14,400,000 shares issued and outstanding of the Registrant by its principal stockholders, the stockholders of nDivision beneficially owned approximately seventy percent (70%) of the issued and outstanding Common Stock of the Registrant.

For accounting purposes, nDivision was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of the Company. Accordingly, nDivision’s assets, liabilities and results of operations are the historical consolidated financial statements of the Company and the Company’s assets, liabilities and results of operations are consolidated with nDivision effective as of the date of the Merger. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

On February 26, 2018, the Company executed an Asset Purchase Agreement (the “Agreement”) with Gamwell Technologies Inc., a Texas corporation (“Gamwell”). Gamwell is engaged in the business of providing managed services, VIOP telephone, security consulting and professional services to its customers.

As a result of the Agreement, nDivision acquired various managed services contracts (the “Purchased Contracts”) from Gamwell. As consideration for the Purchased Contracts, nDivision paid $800,000 (the “Cash Consideration”) to Gamwell. In addition, Gamwell received a promissory note (the “Promissory Note”) in an amount that equals fourteen (14) multiplied by the closing monthly recurring revenue from managed services. The Promissory Note was originally estimated at approximately $191,177 based on the closing monthly recurring revenue. Gamwell also received warrants (the “Warrants”) to purchase common stock of the Company equal to one fourth percent (0.25%) of the outstanding stock of the Company as of the agreement date. The Warrants were valued at approximately $21,158. The consideration for the contracts purchased was approximately $1,012,335. The Cash Consideration, Promissory Note and Warrants shall be defined as the “Purchase Price” and can be adjusted after one year, based on the newly calculated monthly recurring revenue.

The Company calculated an approximate 3% decline in the purchased contracts monthly recurring revenue and recognized a gain in contingent consideration of $30,757 and reduced the loan $30,757.

Since February 13, 2018, the Company has sold 9,336,625 shares of the Registrant’s common shares at approximately $0.375 - $0.45 per share for $3,503,738. There were no material fees paid in association with these shares being sold.

On April 9, 2018, the parent company Go2Green Landscaping, Inc. changed its name to nDivision Inc. and changed the ticker symbol to NDVN.